HOMES 2023-NQM2 ABS-15G

EXHIBIT 99.16

Scienna ID	Loan Number	Dummy ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
GJAJIJA1255	xx	926618	xx	North Carolina	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Homeownership Counselling Disclosure is missing. - EV R
COMMENT:   Loan file is missing Homeownership Counseling disclosure. Require Homeownership Counseling disclosure.

Received Homeownership counseling disclosure.

*** (CURED) Assets Verification - EV R
COMMENT:   Borrower is bringing in net proceeds from sale of REO to suffice closing and reserve requirement. Missing final HUD/settlement statement and/or bank deposit trail for nett proceeds.

Received final HUD for property located at xx with net proceeds of xx

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

This loan failed the NC rate spread home loan test. The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:      Charged    7.132%     Allowed    6.680%     Over by    +0.452%

																“HPML loans are allowed per originator’s guidelines. File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).”			Single Family	xx	xx	xx	Primary	Purchase	751		xx	6.42	$10,956.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.719%	No	Alternative	QC Complete	07/07/2022
3FTSIF0ITPE	xx	926626		xx	New York	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Loan amount > $1.5 MM, require 2nd full appraisal to support original stated value. Resolved 12/09/2022: A 2nd appraisal was provided in the file.			Single Family	xx	xx	xx	Primary	Purchase	747		xx	15	$61,993.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		26.911%	No	Alternative	QC Complete	12/09/2022
OQDRRFDWIAR	xx	926480	xx	Pennsylvania	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
Higher-Priced Mortgage Loan Test Fail : Charged 9.349% Allowed 6.810% Over by +2.539%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Loan file does not meet guide requirement. Guide restricts no Collections/Charge offs/Judgments in last 24 months. Credit report reflects multiple collection/charge-off account.

Portfolio RC - #xx - Collection account reported 06/22
Portfolio RC - #xx- Collection account reported 06/22

																Received mail confirmation on the reporting date for each of the above collection account and is not within the last 24 months			Single Family	xx	xx	xx	Primary	Cash Out	660	2	xx	10.16	$9,581.18	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	44.562%		Alternative	QC Complete	12/07/2022
I44SYWA5KZM	xx	926374		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	686		xx	3.66	$1,518.81	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.608%	No	Full Documentation	QC Complete	12/07/2022
BFLUFVEZFRC	xx	926379		xx	California	Not Covered/Exempt	1	1	1	1	1	No	No						3 Family	xx	xx	xx	Investor	Purchase	690					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	12/07/2022
YPL03I3JWR3	xx	926593		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						PUD	xx	xx	xx	Primary	Purchase	756		xx	6.25	$57,468.28	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		30.215%	No	Alternative	QC Complete	07/12/2022
S1R53PI2UIA	xx	926490		xx	California	Not Covered/Exempt	4	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Loan file does not meet guide requirement. Guide restricts minimum gross living area at 1000 sq ft. Subject gross living area is at xx sq ft. Exception approval with compensating factor High Credit Score - 746 High Asset Reserves - 15.06 months	High Credit Score - 746 High Asset Reserves - 15.06 months	Single Family	xx	xx	xx	Investor	Purchase	746					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	07/26/2022
WXPXXKSJXSN	xx	926613		xx	New York	Not Covered/Exempt	1	1	1	1	1	No	No						3 Family	xx	xx	xx	Investor	Cash Out	744					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	07/08/2022
DRV2FNGUOVU	xx	926449		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Cash Out	729	0.08	xx	20	$55,394.94	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	10.745%		Alternative	QC Complete	07/27/2022
EJNLTND5OZP	xx	926377		xx	Michigan	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	777					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/07/2022
XWNHPA4I011	xx	926380		xx	Michigan	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	777					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	12/07/2022